Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and Cash Equivalents	$ 2,955,866	$ 4,252,003
Cash Held by Blackstone Funds and Other	316,197	241,712
Investments	26,146,622	27,553,251
Accounts Receivable	193,365	462,904
Due from Affiliates	$ 4,466,521	$ 4,146,707
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Intangible Assets, Net	$ 201,208	$ 217,287
Goodwill	1,890,202	1,890,202
Other Assets	944,848	800,458
Right-of-Use Assets	841,307	896,981
Deferred Tax Assets	2,331,394	2,062,722
Total Assets	40,287,530	42,524,227
Liabilities and Equity
Loans Payable	11,304,059	12,349,584
Due to Affiliates	$ 2,393,410	$ 2,118,481
Other Liability, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued Compensation and Benefits	$ 5,247,766	$ 6,101,801
Operating Lease Liabilities	989,823	1,021,454
Accounts Payable, Accrued Expenses and Other Liabilities	2,277,258	1,251,840
Total Liabilities	22,212,316	22,843,160
Commitments and Contingencies
Redeemable Non-Controlling Interests in Consolidated Entities	1,179,073	1,715,006
Stockholders' Equity of Blackstone Inc.
Common Stock, $0.00001 par value, 90 billion shares authorized, (719,358,114 shares issued and outstanding as of December 31, 2023; 710,276,923 shares issued and outstanding as of December 31, 2022)	7	7
Additional Paid-in-Capital	6,175,190	5,935,273
Retained Earnings	660,734	1,748,106
Accumulated Other Comprehensive Loss	(19,133)	(27,475)
Total Stockholders' Equity of Blackstone Inc.	6,816,798	7,655,911
Non-Controlling Interests in Consolidated Entities	5,177,255	5,056,480
Non-Controlling Interests in Blackstone Holdings	4,902,088	5,253,670
Total Equity	16,896,141	17,966,061
Total Liabilities and Equity	40,287,530	42,524,227
Series I Preferred Stock [Member]
Stockholders' Equity of Blackstone Inc.
Preferred Stock, Value, Issued	0	0
Series II Preferred Stock [Member]
Stockholders' Equity of Blackstone Inc.
Preferred Stock, Value, Issued	$ 0	$ 0